Tax - Disclosure of reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 9,139	£ 8,108	£ 6,557
Tax charge based on the applicable UK corporation tax rate of 25% (2024: 25%; 2023: 23.5% )	2,285	2,027	1,541
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24% (2024: 23.8%; 2023: 23.6% ))	(93)	(97)	4
Recurring items:
Non-creditable taxes, including withholding taxes	148	105	130
Impact of UK bank levy being non-deductible	57	56	42
Non-deductible expenses	53	61	65
Changes in recognition of deferred tax and effect of unrecognised tax losses	49	69	(58)
Other items, including banking surcharge	(8)	91	49
Adjustments in respect of prior years	(37)	(9)	(30)
Non-taxable gains and income	(87)	(125)	(65)
Tax relief on holdings of inflation-linked government bonds	(221)	(186)	(214)
Tax relief on payments made under AT1 instruments	(244)	(241)	(222)
Non-recurring items:
Non-deductible impairments and losses on divestments	13	0	0
Non-deductible provisions for investigations and litigation	11	(1)	0
Non-deductible provisions for UK customer redress	0	2	(8)
Tax charge	£ 1,926	£ 1,752	£ 1,234
Tax rate, percentage	25.00%	25.00%	23.50%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	(1.00%)	(1.20%)	0.10%
Recurring items, percentages
Non-creditable taxes including withholding taxes, percentage	1.60%	1.30%	2.00%
Impact of UK bank levy being non-deductible, percentage	0.60%	0.70%	0.60%
Non-deductible expenses, percentage	0.60%	0.80%	1.00%
Changes in recognition of deferred tax and effect of unrecognised tax, percentage	0.50%	0.80%	(0.90%)
Other items, including banking surcharge, percentage	(0.10%)	1.10%	0.80%
Adjustments in respect of prior years, percentage	(0.40%)	(0.10%)	(0.50%)
Non-taxable gains and income, percentage	(1.00%)	(1.50%)	(1.00%)
Tax relief of holdings of inflation linked government bonds, percentage	(0.024)	(0.023)	(0.033)
Tax relief on payments made under AT1 instruments, percentage	(2.70%)	(3.00%)	(3.40%)
Non-recurring items, percentages
Non-deductible impairments and losses on divestments, percentage	0.10%	0.00%	0.00%
Non-deductible provisions for investigations and litigation, percentage	0.10%	0.00%	0.00%
Non-deductible provisions for UK customer redress, percentage	0.00%	0.00%	(0.10%)
Total tax charge, percentage	21.10%	21.60%	18.80%
UK banking surcharge rate	3.00%	3.00%	3.00%
Weighted average
Non-recurring items:
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	24.00%	23.80%	23.60%